Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 210,046	$ 369,200
Other accounts receivable, net	287,712	211,715
Inventories, net	97,973	135,919
Prepaid income tax	31,919	24,396
Prepayments	20,969	17,145
Hedge derivative financial instruments	0	2,759
Total current assets	648,619	761,134
Non-current assets
Trade and other receivables, net	88,515	40,593
Inventories, net	394	3,812
Income tax credit	0	319
Investments in associates and joint ventures	1,488,247	1,473,382
Property, plant and equipment, net	1,754,372	1,847,615
Investment properties, net	204	222
Deferred income tax asset, net	74,556	38,305
Prepaid expenses	25,692	26,578
Other assets, net	26,675	25,261
Total non-current assets	3,458,655	3,456,087
Total assets	4,107,274	4,217,221
Current liabilities
Bank loans	55,000	95,000
Trade and other payables	166,244	188,084
Provisions, contingent liabilities and other liabilities	72,771	68,172
Income tax payable	5,650	1,760
Financial obligations	265,692	46,166
Total current liabilities	565,357	399,182
Non-current liabilities
Trade and other payables	616	639
Provisions, contingent liabilities and other liabilities	221,736	199,762
Financial obligations	305,996	540,896
Contingent consideration liability	16,410	15,755
Deferred income tax liabilities, net	28,959	31,422
Total non-current liabilities	573,717	788,474
Total liabilities	1,139,074	1,187,656
Shareholders' equity, net
Capital stock	750,497	750,497
Investment shares	791	791
Additional paid-in capital	218,450	218,450
Legal reserve	163,168	163,115
Retained earnings	1,639,658	1,675,909
Other reserves	269	269
Other reserves of equity	(1,311)	(703)
Shareholders' equity, net attributable to owners of the parent	2,771,522	2,808,328
Non-controlling interest	196,678	221,237
Total shareholders' equity, net	2,968,200	3,029,565
Total liabilities and shareholders' equity, net	4,107,274	4,217,221
Minera Yanacocha SRL and subsidiary [Member]
Current assets
Cash and cash equivalents	818,503	723,208
Other accounts receivable, net	18,962	32,610
Inventories, net	54,245	54,527
Prepaid income tax	0	19,239
Value added tax credit	32,831	29,828
Prepayments	991	753
Stockpiles and ore on leach pads, net	134,923	100,593
Total current assets	1,060,455	960,758
Non-current assets
Restricted cash	48,617	48,127
Trade and other receivables, net	23,648	23,290
Financial instruments at fair value	24,417	22,610
Stockpiles and ore on leach pads, net	105,023	138,778
Property, plant and equipment, net	1,038,294	840,454
Deferred income tax asset, net	1,071	1,071
Intangible assets, net	10,547	12,384
Total non-current assets	1,251,617	1,086,714
Total assets	2,312,072	2,047,472
Current liabilities
Trade and other payables	76,484	83,464
Provisions, contingent liabilities and other liabilities	90,940	41,154
Income tax payable	23,153	3,552
Total current liabilities	190,577	128,170
Non-current liabilities
Debt instruments	43,927	42,430
Non-current provisions, other accruals and liabilities	1,587,856	1,293,149
Total non-current liabilities	1,631,783	1,335,579
Total liabilities	1,822,360	1,463,749
Shareholders' equity, net
Capital stock	378,505	378,505
Additional paid-in capital	(21,758)	(21,758)
Retained earnings	133,315	228,572
Other reserves	(350)	(1,596)
Total shareholders' equity, net	489,712	583,723
Total liabilities and shareholders' equity, net	2,312,072	2,047,472
Sociedads Minera Cerro Verde Saa [Member]
Current assets
Cash and cash equivalents	481,491	501,182
Trade accounts receivable, net	1,887	1,715
Other accounts receivable, net	6,529	5,765
Trade accounts receivable - Related parties	453,070	413,351
Inventories, net	552,197	457,074
Prepayments	14,074	18,418
Other non-financial assets	105,680	57,575
Total current assets	1,614,928	1,455,080
Non-current assets
Inventories, net	255,123	286,375
Property, plant and equipment, net	5,690,851	5,602,902
Intangible assets, net	9,337	10,289
Other non-financial assets	239,185	200,066
Total non-current assets	6,194,496	6,099,632
Total assets	7,809,424	7,554,712
Current liabilities
Provisions, contingent liabilities and other liabilities	35,863	15,357
Income tax payable	13,505	12,424
Other financial liabilities	8,855	0
Trade accounts payable	224,920	231,136
Provision related to benefits to employees	34,249	42,569
Other accounts payable	99,380	101,254
Accounts payable - Related parties	4,014	6,014
Total current liabilities	420,786	408,754
Non-current liabilities
Other financial liabilities	902,820	1,022,810
Accounts payable - Related parties	10,074	8,860
Other accounts payable	362,464	215,070
Provision related to benefits to employees	32,509	32,509
Non-current provisions, other accruals and liabilities	278,419	342,331
Deferred income tax liabilities, net	369,789	228,248
Current income tax liabilities	83,314	187,258
Total non-current liabilities	2,039,389	2,037,086
Total liabilities	2,460,175	2,445,840
Shareholders' equity, net
Capital stock	990,659	990,659
Retained earnings	4,160,458	3,920,081
Other reserves	198,132	198,132
Total shareholders' equity, net	5,349,249	5,108,872
Total liabilities and shareholders' equity, net	$ 7,809,424	$ 7,554,712